02.28 Spartan Index Funds Investor, Advantage Combo PRO-02 | Spartan® Extended Market Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Spartan® Extended Market Index Fund} - 02.28 Spartan Index Funds Investor, Advantage Combo PRO-02 - Spartan® Extended Market Index Fund		Spartan Extended Market Index Fund-Investor Class	Spartan Extended Market Index Fund-Premium Class
Management fee	[1]	0.045%	0.045%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.055%	0.025%
Total annual operating expenses		0.10%	0.07%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Spartan® Extended Market Index Fund} - 02.28 Spartan Index Funds Investor, Advantage Combo PRO-02 - Spartan® Extended Market Index Fund - USD ($)	Spartan Extended Market Index Fund-Investor Class	Spartan Extended Market Index Fund-Premium Class
1 year	$ 10	$ 7
3 years	32	23
5 years	56	40
10 years	$ 128	$ 90